Supplement dated May 8, 2020
to the Prospectus(es) (as supplemented, if applicable) of each of the following funds (each, a Fund, and collectively, the Funds):
Fund	Prospectus Dated
Columbia Funds Series Trust
Columbia California Intermediate Municipal Bond Fund	9/1/2019
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2019
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2019
Columbia Convertible Securities Fund	7/1/2019
Columbia Georgia Intermediate Municipal Bond Fund	9/1/2019
Columbia Global Strategic Equity Fund	6/1/2019
Columbia Large Cap Enhanced Core Fund	7/1/2019
Columbia Large Cap Growth Opportunity Fund	7/1/2019
Columbia Large Cap Index Fund	7/1/2019
Columbia Maryland Intermediate Municipal Bond Fund	9/1/2019
Columbia Mid Cap Index Fund	7/1/2019
Columbia North Carolina Intermediate Municipal Bond Fund	9/1/2019
Columbia Overseas Value Fund	7/1/2019
Columbia Select Global Growth Fund	7/1/2019
Columbia Select International Equity Fund	7/1/2019
Columbia Select Large Cap Equity Fund	7/1/2019
Columbia Select Mid Cap Value Fund	7/1/2019
Columbia Short Term Bond Fund	8/1/2019
Columbia Short Term Municipal Bond Fund	9/1/2019
Columbia Small Cap Index Fund	7/1/2019
Columbia Small Cap Value Fund II	7/1/2019
Columbia South Carolina Intermediate Municipal Bond Fund	9/1/2019
Columbia Virginia Intermediate Municipal Bond Fund	9/1/2019
Columbia Funds Series Trust I
Columbia Adaptive Retirement 2020 Fund	8/1/2019
Columbia Adaptive Retirement 2025 Fund	8/1/2019
Columbia Adaptive Retirement 2030 Fund	8/1/2019
Columbia Adaptive Retirement 2035 Fund	8/1/2019
Columbia Adaptive Retirement 2040 Fund	8/1/2019
Columbia Adaptive Retirement 2045 Fund	8/1/2019
Columbia Adaptive Retirement 2050 Fund	8/1/2019
Columbia Adaptive Retirement 2055 Fund	8/1/2019
Columbia Adaptive Retirement 2060 Fund	8/1/2019
Columbia Adaptive Risk Allocation Fund	10/1/2019
Columbia Balanced Fund	1/1/2020
Columbia Bond Fund	9/1/2019
Columbia Connecticut Intermediate Municipal Bond Fund	3/1/2020
Columbia Contrarian Core Fund	1/1/2020
Columbia Corporate Income Fund	9/1/2019
Columbia Disciplined Small Core Fund	1/1/2020
Columbia Dividend Income Fund	10/1/2019
Columbia Emerging Markets Fund	1/1/2020
Columbia Global Dividend Opportunity Fund	1/1/2020
Columbia Global Energy and Natural Resources Fund	1/1/2020
Columbia Global Technology Growth Fund	1/1/2020
Columbia Greater China Fund	1/1/2020
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Fund	Prospectus Dated
Columbia High Yield Municipal Fund	10/1/2019
Columbia Intermediate Municipal Bond Fund	3/1/2020
Columbia Large Cap Growth Fund	12/1/2019
Columbia Massachusetts Intermediate Municipal Bond Fund	3/1/2020
Columbia Mid Cap Growth Fund	1/1/2020
Columbia Multi Strategy Alternatives Fund	10/1/2019
Columbia Multi-Asset Income Fund	9/1/2019
Columbia New York Intermediate Municipal Bond Fund	3/1/2020
Columbia Oregon Intermediate Municipal Bond Fund	12/1/2019
Columbia Pacific/Asia Fund	8/1/2019
Columbia Select Large Cap Growth Fund	8/1/2019
Columbia Small Cap Growth Fund I	1/1/2020
Columbia Small Cap Value Fund I	9/1/2019
Columbia Solutions Aggressive Portfolio	8/1/2019
Columbia Solutions Conservative Portfolio	8/1/2019
Columbia Strategic California Municipal Income Fund	3/1/2020
Columbia Strategic Income Fund	1/1/2020
Columbia Strategic New York Municipal Income Fund	3/1/2020
Columbia Tax-Exempt Fund	12/1/2019
Columbia Total Return Bond Fund	9/1/2019
Columbia U.S. Social Bond Fund	12/1/2019
Columbia U.S. Treasury Index Fund	9/1/2019
Columbia Ultra Short Term Bond Fund	12/1/2019
Multi-Manager Alternative Strategies Fund	1/1/2020
Multi-Manager Directional Alternative Strategies Fund	9/1/2019
Multi-Manager Growth Strategies Fund	8/1/2019; 12/18/2019
Multi-Manager International Equity Strategies Fund	12/18/2019; 1/1/2020
Multi-Manager Small Cap Equity Strategies Fund	12/18/2019; 1/1/2020
Multi-Manager Total Return Bond Strategies Fund	12/18/2019; 1/1/2020
Multisector Bond SMA Completion Portfolio	10/28/2019
Overseas SMA Completion Portfolio	9/12/2019
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	6/1/2019
Columbia Capital Allocation Conservative Portfolio	6/1/2019
Columbia Capital Allocation Moderate Portfolio	6/1/2019
Columbia Commodity Strategy Fund	10/1/2019
Columbia Contrarian Asia Pacific Fund	3/1/2020
Columbia Contrarian Europe Fund	3/1/2020
Columbia Disciplined Core Fund	12/1/2019
Columbia Disciplined Growth Fund	12/1/2019
Columbia Disciplined Value Fund	12/1/2019
Columbia Dividend Opportunity Fund	10/1/2019
Columbia Emerging Markets Bond Fund	1/1/2020
Columbia Flexible Capital Income Fund	10/1/2019
Columbia Floating Rate Fund	12/1/2019
Columbia Global Equity Value Fund	7/1/2019

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Fund	Prospectus Dated
Columbia Global Infrastructure Fund	9/1/2019
Columbia Global Opportunities Fund	12/1/2019
Columbia Government Money Market Fund	12/1/2019
Columbia High Yield Bond Fund	10/1/2019
Columbia Income Builder Fund	6/1/2019
Columbia Income Opportunities Fund	12/1/2019
Columbia Large Cap Value Fund	10/1/2019
Columbia Limited Duration Credit Fund	12/1/2019
Columbia Minnesota Tax-Exempt Fund	12/1/2019
Columbia Mortgage Opportunities Fund	10/1/2019
Columbia Overseas Core Fund	7/1/2019
Columbia Quality Income Fund	10/1/2019
Columbia Select Global Equity Fund	3/1/2020
Columbia Select Large Cap Value Fund	10/1/2019
Columbia Select Small Cap Value Fund	10/1/2019
Columbia Seligman Communications & Information Fund	10/1/2019
Columbia Seligman Global Technology Fund	3/1/2020
Columbia Small/Mid Cap Value Fund	10/1/2019
Columbia Strategic Municipal Income Fund	12/1/2019
Multi-Manager Value Strategies Fund	10/1/2019; 12/18/2019
Columbia ETF Trust I
Columbia Diversified Fixed Income Allocation ETF	3/1/2020
Columbia Multi-Sector Municipal Income ETF	3/1/2020
Columbia Research Enhanced Core ETF	3/1/2020
Columbia Research Enhanced Value ETF	3/1/2020
Columbia Sustainable International Equity Income ETF	3/1/2020
Columbia Sustainable U.S. Equity Income ETF	3/1/2020
Columbia ETF Trust II
Columbia EM Core ex-China ETF	8/1/2019
Columbia Emerging Markets Consumer ETF	8/1/2019
Columbia India Consumer ETF	8/1/2019
Effective immediately, the information for Market Risk, under the heading "Principal Risks" in the "More Information About the Fund(s)" section is hereby superseded and replaced with the following:
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The coronavirus disease 2019 (COVID-19) public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the

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uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
For each of the Funds under Columbia ETF Trust I and Columbia ETF Trust II, the following information is added to the information above on Market Risk:
The impact of these risks and events could result in increased premiums or discounts to the Fund’s net asset value.
For Columbia Commodity Strategy Fund, the following information is added to the information above on Market Risk:
In general, commodity investments tend to have greater price volatility than debt securities. In addition, commodity prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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